Phone:	(212)885-5339

Fax:	(917)332-3840

Email:	KTrauger@blankrome.com

May 12, 2011

BY EDGAR

James E. O’Connor
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-4720

Re:	Global Real Estate Investment Trust (the “Trust”) SEC File Numbers: 333-172408 and 811-22322

Dear Mr. O’Connor:

On behalf of the Trust (the “Fund”), and pursuant to Rule 461 under the Securities Act of 1933, as amended, we hereby request that the effective date of the Trust’s registration statement on Form N-1A filed on February 23, 2011 and amended on April 19, 2011 (the “Registration Statement”) be accelerated so that the Registration Statement will become effective on Friday, May 13, 2011 (the “Effective Date”), or as soon thereafter as practicable.

Our client is currently unable to sell the securities of the Fund until the Registration Statement has been declared effective.  Accordingly, the Fund is selected the Effective Date as the soonest practicable date in order to resume sales of its securities.

In connection with the foregoing acceleration request, the Trust acknowledges that:

●           Should the Commission or its staff, acting pursuant to delegated authority, declare the Registration Statement effective, it does not foreclose the Commission from taking any action with respect to the Registration Statement;

●           The action of the Commission or its staff, acting pursuant to delegated authority, in declaring the Registration Statement effective, does not relieve the Trust from its full responsibility for the accuracy and adequacy of the disclosure in the Registration Statement; and

The Chrysler Building  405 Lexington Avenue   New York, NY 10174
www.BlankRome.com
California  •   Delaware   •   Florida   •   New Jersey   •   New York   •   Ohio   •   Pennsylvania   •   Texas  •   Washington, DC   •   Hong Kong

Securities and Exchange Commission
May 12, 2011

●           The Trust may not assert the action of the Commission or its staff in declaring the Registration Statement effective as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should you have any questions or comments regarding the above, please phone me at (212) 885-5339.  Thank you for your continued assistance.

Very truly yours,

/s/ Kristina Trauger

KRISTINA TRAUGER